Cover	Mar. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2023
Entity File Number	000-55967
Entity Registrant Name	KISSES FROM ITALY INC.
Entity Central Index Key	0001608092
Entity Tax Identification Number	46-2388377
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	80 SW 8th Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	(305)
Local Phone Number	423-7129
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false